Consolidated Statements Of Comprehensive (Loss)/Income ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2021 CNY (¥) ¥ / shares shares		Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares		Dec. 31, 2019 CNY (¥) ¥ / shares shares
Net revenues		¥ 684,928		$ 107,480	¥ 972,628		¥ 1,023,213
Cost of revenues (including share-based compensation expenses of RMB 1,657, RMB 7,154 and RMB 2,176 for the years ended December 31, 2019, 2020 and 2021, respectively)		(140,439)		(22,038)	(277,240)		(273,515)
Gross profit		544,489		85,442	695,388		749,698
Operating expenses:
Sales and marketing expenses (including share-based compensation expenses of RMB 590, RMB 3,282 and RMB 1,060 for the years ended December 31, 2019, 2020 and 2021, respectively)		(325,007)		(51,001)	(801,362)		(969,401)
Research and development expenses (including share-based compensation expenses of RMB 13,966, RMB 14,432 and RMB 13,355 for the years ended December 31, 2019, 2020 and 2021, respectively)		(105,066)		(16,487)	(190,711)		(213,866)
General and administrative expenses (including share-based compensation expenses of RMB 10,470, RMB 4,159 and RMB 5,454 for the years ended December 31, 2019, 2020 and 2021, respectively)		(84,154)		(13,206)	(111,004)		(153,507)
Total operating expenses		(514,227)		(80,694)	(1,103,077)		(1,336,774)
Other operating income		14,206		2,229	43		2,390
(Loss)/income from operations		44,468		6,977	(407,646)		(584,686)
Interest income/(expenses)		(3,790)		(594)	904		11,283
Foreign exchange related (losses)/gains, net		(63)		(10)	4,671		(2,533)
Other income, net		21,001		3,295	9,146		3,055
(Loss)/income before income tax expenses		61,616		9,668	(392,925)		(572,881)
Income tax expense		(1,709)		(268)	(1,902)		(1,900)
Net (loss)/income		59,907		9,400	(394,827)		(574,781)
Net (loss)/income attributable to LAIX Inc.'s ordinary shareholders		59,907		9,400	(394,827)		(574,781)
Other comprehensive income/(loss) —Foreign currency translation adjustment, net of nil tax		(2,237)		(351)	(19,227)		13,165
Comprehensive (loss)/income		¥ 57,670		$ 9,049	¥ (414,054)		¥ (561,616)
Net (loss)/income per Class A and Class B ordinary shares
Basic | (per share)		¥ 1.20	[1],[2]	$ 0.19	¥ (7.99)	[1],[2]	¥ (11.64)	[1],[2]
Diluted | (per share)		¥ 1.19	[1],[2]	$ 0.19	¥ (7.99)	[1],[2]	¥ (11.64)	[1],[2]
Weighted average number of Class A and Class B ordinary shares used in per share calculation
Basic	[1],[2]	50,022,094		50,022,094	49,430,696		49,364,429
Diluted	[1],[2]	50,277,973		50,277,973	49,430,696		49,364,429

[1]	Options exercisable for a minimal exercise price are included in the denominator of basic loss per share calculation once there are no further vesting conditions or contingencies associated with them, as they are considered contingently issuable shares. Accordingly, the weighted average number of shares of nil, nil and 215,684 related to these options, for which the exercise price is US$0.01 per share, are included in the denominator for the computation of basic net (loss)/income per share for the years ended December 31, 2019, 2020 and 2021, respectively.
[2]	The effects of all outstanding share options of 1,051,152 in 2019 and 372,273 in 2020 have been excluded from the computation of diluted loss per share as their effects would be anti-dilutive.